EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

12. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the six months ended June 30, 2023 and 2024 indicated:

	Six Months Ended June 30,
	2023	2024
Net income attributable to ordinary shareholders — basic	2,005	1,726
Eliminate the dilutive effect of interest expense of convertible senior notes	59	58
Net income attributable to ordinary shareholders — diluted	2,064	1,784
Weighted average ordinary shares outstanding — basic	3,180,817,047	3,138,594,148
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	47,838,781	37,795,005
Dilutive effect of convertible senior notes	120,601,000	123,927,000
Weighted average ordinary shares outstanding — diluted	3,349,256,828	3,300,316,153
Basic earnings per share	0.63	0.55
Diluted earnings per share	0.62	0.54

For the six months ended June 30, 2023 and 2024, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following at non-weighted basis:

	As of
	June 30,	June 30,
	2023	2024
Outstanding employee options	28,625,350	28,519,100